Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Aug. 31, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 2,117,719
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	1,775,838
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	131,301
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	104,864
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	178,951
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	59,535
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	2,427,971
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	1,940,237
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	2,427,971
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	1,940,237
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	$ 0